Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries and VIEs

As of December 31, 2018, the Company’s major subsidiaries and VIEs are as follows:

Name of subsidiaries and VIE	Date of establishment	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries of the Company:
LingoChamp US Inc.	Established on August 15, 2017	US	100%	AI lab operation
LingoChamp (HK) Limited	Established on August 29, 2013	Hong Kong	100%	Investment holding
Yuguan Information Technology (Shanghai) Co., Ltd. (“Yuguan WFOE”)	Established on November 19, 2013	PRC	100%	Technology development
Yuling Culture Communication (Shanghai) Co., Ltd. (“Yuling WFOE”)	Established on October 13, 2015	PRC	100%	Provision of cross-border loan arrangement
Variable Interest Entities (“VIEs”)
Shanghai Liulishuo Information and Technology Co., Ltd. (“Shanghai Liulishuo” or “Shanghai Liulishuo VIE”)	Established on May 17, 2013	PRC	100%	Provision of English learning services
Shanghai Mengfan Culture Communication Co., Ltd. (“Mengfan” or “Mengfan VIE”)	Established on December 8, 2014	PRC	100%	Provision of marketing support services
Jiangsu Liulishuo Education Technology Co., Ltd (“Jiangsu Liulishuo” or “Jiangsu Liulishuo VIE”)	Established on January 15, 2018	PRC	100%	Inactive

Schedule of VIEs

The following combined financial information of the Group’s VIEs as of December 31, 2017 and 2018 and for the years ended December 31, 2016, 2017 and 2018 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2017	2018
Assets
Current assets
Cash and cash equivalents	20,266	58,068
Accounts receivable, net	7,236	14,403
Amounts due from inter-company entities	8,747	3,185
Prepayments and other current assets	19,571	93,320

Total current assets	55,820	168,976

Non-current assets
Property and equipment, net	2,803	15,004
Other non-current assets	962	7,250
Deferred tax assets	—	16,940

Total non-current assets	3,765	39,194

Total assets	59,585	208,170

Liabilities
Current liabilities
Accounts payable	64,404	58,038
Amounts due to inter-company entities	8,169	144,029
Deferred revenue, current	115,537	477,595
Salary and welfare payable	10,639	44,774
Tax payable	7,598	46,031
Accrued liabilities and other current liabilities	40,972	14,999

Total current liabilities	247,319	785,466

Deferred revenue, non-current	908	32
Other non-current liabilities	1,000	1,000

Total non-current liabilities	1,908	1,032

Total liabilities	249,227	786,498

	For the years ended December 31,
	2016	2017	2018
Net revenues	12,295	165,153	637,034
Net loss	(31,671)	(170,886)	(387,668)

	For the years ended December 31,
	2016	2017	2018
Net cash provided by /(used in) operating activities	2,200	(15,837)	48,285
Net cash used in investing activities	(102)	(3,172)	(15,538)
Net cash provided by financing activities	—	36,797	5,055

Net increase in cash and cash equivalents	2,098	17,788	37,802